--------------------------------------------------------------------------------
                                                                 LARGE-CAP VALUE
--------------------------------------------------------------------------------

AllianceBernstein
Value Fund

Semi-Annual Report
May 31, 2001
                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                          Investment Products Offered
                          ---------------------------
                           o  Are Not FDIC Insured
                           o  May Lose Value
                           o  Are Not Bank Guaranteed
                          ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 3, 2001

Dear Shareholder:

We are pleased to provide the first shareholder report for AllianceBernstein Value Fund (the "Fund"). This report contains performance results and market review for the semi-annual reporting period ended May 31, 2001.

Investment Objectives and Policies

This open-end Fund invests primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 1000 Value Index, for the period since the Fund's inception on March 29, 2001 through May 31, 2001. The Russell 1000 Value Index measures the performance of U.S. large cap value stocks. We are also providing performance for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the broad stock market.

INVESTMENT RESULTS*
Period Ended May 31, 2001

                                                            ------------------
                                                              Total Returns
                                                            ------------------
                                                                         Since
                                                                     Inception**
------------------------------------------------------------------------------

AllianceBernstein Value Fund
     Class A                                                             6.70%
------------------------------------------------------------------------------
     Class B                                                             6.70%
------------------------------------------------------------------------------
     Class C                                                             6.60%
------------------------------------------------------------------------------
Russell 1000 Value Index                                                 7.26%
------------------------------------------------------------------------------
S&P 500 Stock Index                                                      8.49%
------------------------------------------------------------------------------

* The Fund's investment results are cumulative total returns since the Fund's inception on March 29, 2001 and are based on the net asset value
  (NAV) of each class of shares as of May 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

  The Russell 1000 Value Index is an unmanaged index of securities in the Russell 1000 Stock Index with a greater-than-average value orientation. The Standard & Poor's (S&P) 500 Stock Index is an unmanaged index of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The indices reflect no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including AllianceBernstein Value Fund.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

** The Fund's inception date for all share classes is March 29, 2001. Data for the Russell 1000 Value Index and the S&P 500 Stock Index is from the closest month-end after the Fund's inception date.

   Additional investment results appear on pages 6-7.

The Fund modestly underperformed its benchmark, the Russell 1000 Value Index, since its inception on March 29, 2001. Most of the underperformance occurred in April, when sectors that the Fund has been avoiding or underweighting-- particularly technology, telecommunications and investment banks--posted stronger results than the value stocks emphasized by the Fund's management team. The Fund's shortfall, however, was partially offset by relatively strong performance in May, particularly among the Fund's consumer-oriented financial, commodities, energy and electric utility holdings.

When measured against the S&P 500 Stock Index, the Fund's performance pattern was similar: it trailed in April and outperformed in May, but lagged for the two-month period since its inception. This result can be largely attributed to its value orientation during a minor recovery for growth in April. In particular, the Fund has greater exposure to financial services stocks (which underperformed) and less exposure to technology stocks (which outperformed) than the S&P 500 Stock Index.

Market Overview

The markets today are still working through the fallout from the Internet bubble. In the late 1990's, investors excited about the prospects for the Internet poured huge amounts of capital into anything related to it, almost regardless of their earnings prospects. Technology, telecommunications and Internet stocks thus rose to extraordinary multiples of their earnings and revenues. Many of the major technology companies also benefited from a surge in corporate capital spending--particularly from telecommunications companies. While these companies used cheap and abundant capital to expand capacity to meet growing demand, the flow of capital into basic industries slowed to a trickle. Ultimately, the disproportionate share of capital lavished on technology-related stocks created imbalances that were untenable: technology companies became burdened with too much capacity, just as demand for their products began to slow. Thus, in March 2000, the Internet bubble started to deflate.

Since then, technology stocks have posted enormous declines and many so-called "Old Economy" stocks have rallied sharply (despite a small reversal in April). History shows, however, that distortions associated with bubbles can take years to unwind, and that value recoveries can be large and sustained. Thus, the Fund emphasizes many "Old Economy" stocks. The Fund bought a variety of attractive, low-priced stocks, with emphasis on the industrial com-


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

modities, energy, railroads, insurance, banking, utilities and retailing industries. While diverse in character, most of these industries have shared one common factor in recent years: a shortage of capital. Starved for funds during the Internet boom, they were forced to exercise restraint in capital spending. As a result, these industries added very little new capacity--even in cases where demand was growing. Thus, these companies are benefiting from firmer prices than they have in the past, and their earnings should rebound sharply when economic growth accelerates.

Strategic Themes

Nowhere are the imbalances created by the Internet bubble more apparent than in the energy sector, particularly in natural gas, where the supply/demand situation is extremely tight. A surge in construction of gas-fired electric power plants, coupled with only marginal growth in natural gas production, has already caused prices to rise dramatically over the past year.

Similarly, the Fund emphasizes producers of industrial commodities-- particularly chemicals and paper--which became capacity constrained as a result of unusual producer discipline in capital spending. Rather than build new plants when product prices were rising, most companies grew through acquisition, and many shut down inefficient plants. As a result, supplies are tight, and these companies are positioned to weather the current U.S. economic slowdown better than they did in prior periods of economic weakness. Once economic growth accelerates, their earnings should rebound swiftly.

In the finance sector, which accounts for about one-third of the Fund's assets, the Fund emphasizes consumer-oriented banks and savings and loans. These stocks are inexpensive due to concerns that consumer credit losses will skyrocket if a full-blown recession develops. We acknowledge this risk, and have built it into our valuation of these stocks. However, banks' net interest margins (the difference between their short-term borrowing rates and their longer-term lending rates) have improved dramatically, thanks to multiple rate cuts by the Federal Reserve this year. If credit losses were to rise substantially, the wider margins should provide a cushion to earnings. The Fund has avoided high-priced investment banks and brokerages because their earnings are too dependent on capital markets activity.

The Fund also emphasizes electric utilities. Many stocks in this industry traded off as news of the crisis in California raised concerns that paying high prices for natural gas or electricity


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

could destroy their profits. We have purchased, however, a group of electric companies that either benefit from high prices because they sell electricity to other utilities or are not hurt by them because they have long-term contracts to buy at low prices or because they can pass these costs on to their customers.

Another key element of the Fund's strategy is its underweight position in technology and telecommunications stocks. Although share prices for many of these stocks have collapsed since the Internet bubble began to deflate in March 2000, their earnings prospects have also dropped. Our research indicates that it will be some time before the excess capacity built during the Internet bubble is fully absorbed. The firm's analysts, however, are searching these industries for good technology and telecommunications companies whose stock prices have fallen too far relative to their long-term earnings potential.

Outlook

The setback for value in April is not unusual in value recoveries which tend to be choppy. This current value cycle has further to go, in our view. Even after last year's rally, the value opportunity, as we measure it, remains above average, indicating there is still ample room to deliver premium returns through value-oriented stock selection.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

[PHOTO] John D. Carifa

[PHOTO] Marilyn Fedak

[PHOTO] Steven Pisarkiewicz

Portfolio Managers, Ms. Fedak and Mr. Pisarkiewicz, have 45 years of combined investment experience.

We thank you for your interest and investment in AllianceBernstein Value Fund. We look forward to reporting to you on the Fund's performance in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Marilyn Fedak

Marilyn Fedak
Vice President


/s/ Steven Pisarkiewicz

Steven Pisarkiewicz
Vice President


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2001 (unaudited)

INCEPTION DATES                 PORTFOLIO STATISTICS
Class A Shares                  Net Assets ($mil): $97.9
3/29/01
Class B Shares
3/29/01
Class C Shares
3/29/01

SECTOR BREAKDOWN
  30.5% Financial
   9.6% Energy
   9.5% Utilities
   9.0% Consumer Cyclicals                 [PIE CHART OMITTED]
   7.0% Consumer Staples
   5.9% Consumer Growth
   5.9% Industrial Commodities
   5.8% Capital Equipment
   2.5% Technology
   2.0% Services
   1.0% Non-Financial

  11.3% Short-Term

HOLDING TYPE
  88.7% Equity                             [PIE CHART OMITTED]
  11.3% Short-Term

All data as of May 31, 2001. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN VALUE FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

CUMULATIVE TOTAL RETURNS AS OF MAY 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
     Since Inception*               6.70%                     2.20%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
     Since Inception*               6.70%                     2.70%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
     Since Inception*               6.60%                     5.60%

SEC CUMULATIVE TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2001)

                            Class A           Class B         Class C
                             Shares            Shares          Shares
--------------------------------------------------------------------------------
     Since Inception*         1.24%             1.60%           4.60%

The Fund's investment results represent cumulative total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with this class.

The Fund can invest in foreign securities which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date for all share classes: 3/29/01.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2001 (unaudited)

                                                                Percent of
Companies                                       Value           Net Assets
-----------------------------------------------------------------------------
Exxon Mobil Corp.                         $ 3,656,500                 3.8%
-----------------------------------------------------------------------------
Citigroup, Inc.                             3,146,750                 3.2
-----------------------------------------------------------------------------
Verizon Communications, Inc.                2,506,645                 2.6
-----------------------------------------------------------------------------
SBC Communications, Inc.                    2,075,010                 2.1
-----------------------------------------------------------------------------
Philip Morris Companies, Inc.               1,989,567                 2.0
-----------------------------------------------------------------------------
American International Group, Inc.          1,798,200                 1.8
-----------------------------------------------------------------------------
Bank of America Corp.                       1,765,650                 1.8
-----------------------------------------------------------------------------
Federal National Mortgage Assn.             1,525,140                 1.6
-----------------------------------------------------------------------------
Wells Fargo & Co.                           1,478,312                 1.5
-----------------------------------------------------------------------------
Johnson & Johnson                           1,260,350                 1.3
-----------------------------------------------------------------------------
                                          $21,202,124                21.7%

MAJOR PORTFOLIO CHANGES
March 29, 2001(a) to May 31, 2001 (unaudited)

                                          -----------------------------------
                                                      Shares
                                          -----------------------------------
Purchases                                  Bought        Holdings 5/31/01
-----------------------------------------------------------------------------
American International Group, Inc.         22,200                  22,200
-----------------------------------------------------------------------------
Bank of America Corp.                      29,800                  29,800
-----------------------------------------------------------------------------
Citigroup, Inc.                            61,400                  61,400
-----------------------------------------------------------------------------
Exxon Mobil Corp.                          41,200                  41,200
-----------------------------------------------------------------------------
Federal National Mortgage Assn.            18,500                  18,500
-----------------------------------------------------------------------------
Johnson & Johnson                          13,000                  13,000
-----------------------------------------------------------------------------
Philip Morris Cos., Inc.                   38,700                  38,700
-----------------------------------------------------------------------------
SBC Communications, Inc.                   48,200                  48,200
-----------------------------------------------------------------------------
Verizon Communications, Inc.               45,700                  45,700
-----------------------------------------------------------------------------
Wells Fargo & Co.                          31,400                  31,400
-----------------------------------------------------------------------------

(a) Commencement of operations.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2001 (unaudited)

Company                                           Shares             Value
-----------------------------------------------------------------------------

COMMON STOCKS-87.1%

Financial-30.0%
Banks - NYC-4.2%
Bank of New York Co., Inc. .................       2,500   $       136,525
Citigroup, Inc. ............................      61,400         3,146,750
J. P. Morgan Chase & Co. ...................      17,100           840,465
                                                           ---------------
                                                                 4,123,740
                                                           ---------------
Diversified Financial-2.0%
Lehman Brothers Holdings, Inc. .............       6,600           472,626
Merrill Lynch & Co., Inc. ..................      14,800           961,556
Morgan Stanley Dean Witter & Co. ...........       8,700           565,587
                                                           ---------------
                                                                 1,999,769
                                                           ---------------
Finance - Personal Loans-0.7%
American Express Co. .......................       6,200           261,144
Countrywide Credit Industries, Inc. ........      11,600           449,268
                                                           ---------------
                                                                   710,412
                                                           ---------------
Life Insurance-1.9%
American General Corp. .....................       7,000           316,610
John Hancock Financial Services, Inc. ......       7,100           281,231
Lincoln National Corp. .....................       4,900           241,276
MetLife, Inc. ..............................      16,600           528,710
Torchmark Corp. ............................      11,900           451,248
                                                           ---------------
                                                                 1,819,075
                                                           ---------------
Major Regional Banks-11.2%
AmSouth Bancorp. ...........................      28,200           518,598
Bank of America Corp. ......................      29,800         1,765,650
Bank One Corp. .............................      24,800           982,080
Charter One Financial, Inc. ................      16,700           505,175
FleetBoston Financial Corp. ................      24,100         1,002,319
KeyCorp. ...................................      21,600           513,648
National City Corp. ........................      24,100           706,130
Regions Financial Corp. ....................      19,100           592,673
SouthTrust Corp. ...........................      22,000           549,340
SunTrust Banks, Inc. .......................      10,000           614,200
UnionBanCal Corp. ..........................      14,500           465,450
Union Planters Corp. .......................      12,300           504,300
U.S. Bancorp................................       7,100           158,330
Wachovia Corp. .............................       8,600           579,210
Wells Fargo & Co. ..........................      31,400         1,478,312
                                                           ---------------
                                                                10,935,415
                                                           ---------------
Multi-Line Insurance-3.0%
Aetna, Inc.(a)..............................      20,000           467,000
American International Group, Inc. .........      22,200         1,798,200
CIGNA Corp. ................................       6,800           642,396
                                                           ---------------
                                                                 2,907,596
                                                           ---------------


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares             Value
-----------------------------------------------------------------------------

Property/Casualty Insurance-2.8%
Allstate Corp. .............................      19,000   $       855,380
Aon Corp. ..................................       9,600           336,000
Chubb Corp. ................................       7,900           595,265
St. Paul Companies, Inc. ...................      10,000           506,000
XL Capital, Ltd. Cl.A.......................       5,900           469,050
                                                           ---------------
                                                                 2,761,695
                                                           ---------------
Savings & Loan-4.2%
Federal Home Loan Mortgage Corp. ...........      16,500         1,092,300
Federal National Mortgage Assn. ............      18,500         1,525,140
Golden West Financial Corp. ................       9,100           580,125
Washington Mutual, Inc. ....................      24,650           878,033
                                                           ---------------
                                                                 4,075,598
                                                           ---------------
                                                                29,333,300
                                                           ---------------
Energy-9.5%
Oils - Integrated Domestic-3.4%
Amerada Hess Corp. .........................       5,400           462,456
Ashland, Inc. ..............................      10,800           448,416
Kerr-McGee Corp. ...........................       6,300           438,921
Occidental Petroleum Corp. .................      16,300           488,511
Phillips Petroleum Co. .....................       9,100           589,134
Sunoco, Inc. ...............................       9,900           386,100
Unocal Corp. ...............................      14,100           544,965
                                                           ---------------
                                                                 3,358,503
                                                           ---------------
Oils - Integrated International-6.1%
Chevron Corp. ..............................      11,400         1,094,970
Conoco, Inc. Cl.A...........................      13,900           429,788
Exxon Mobil Corp. ..........................      41,200         3,656,500
Texaco, Inc. ...............................      10,200           728,280
                                                           ---------------
                                                                 5,909,538
                                                           ---------------
                                                                 9,268,041
                                                           ---------------
Utilities-9.4%
Electric Companies-3.5%
Ameren Corp. ...............................      11,200           499,520
American Electric Power Co., Inc. ..........      11,800           592,360
Cinergy Corp. ..............................       6,000           212,100
CMS Energy Corp. ...........................      11,100           329,337
Consolidated Edison, Inc. ..................      13,400           524,610
FirstEnergy Corp. ..........................      14,600           447,490
The Southern Co. ...........................      22,700           534,358
Wisconsin Energy Corp. .....................      10,500           244,650
                                                           ---------------
                                                                 3,384,425
                                                           ---------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                           Shares             Value
-----------------------------------------------------------------------------

Telephone-5.9%
AT&T Corp. .................................      30,100   $       637,217
BellSouth Corp. ............................      13,700           564,851
SBC Communications, Inc. ...................      48,200         2,075,010
Verizon Communications, Inc. ...............      45,700         2,506,645
                                                           ---------------
                                                                 5,783,723
                                                           ---------------
                                                                 9,168,148
                                                           ---------------
Consumer Cyclicals-8.8%
Apparel Manufacturing-0.9%
Sara Lee Corp. .............................      22,700           427,668
V. F. Corp. ................................      11,000           454,960
                                                           ---------------
                                                                   882,628
                                                           ---------------
Autos & Auto Parts-1.7%
Ford Motor Co. .............................       9,700           236,195
General Motors Corp. .......................       3,300           187,770
Genuine Parts Co. ..........................      12,800           365,696
Johnson Controls, Inc. .....................       3,200           225,280
Snap-On, Inc. ..............................      11,400           328,320
Visteon Corp. ..............................      20,000           344,400
                                                           ---------------
                                                                 1,687,661
                                                           ---------------
Home Furnishings-0.4%
Leggett & Platt, Inc. ......................      15,600           341,952
                                                           ---------------

Hotel/Motel-0.3%
Hilton Hotels Corp. ........................      26,800           332,052
                                                           ---------------

Household - Appliances/Durables-1.0%
Black & Decker Corp. .......................      13,000           515,450
Whirlpool Corp. ............................       7,700           484,253
                                                           ---------------
                                                                   999,703
                                                           ---------------
Retailers-2.8%
AutoZone, Inc.(a)...........................       6,000           198,420
Big Lots, Inc.(a)...........................       9,900           128,502
Federated Department Stores, Inc.(a)........      10,500           470,400
Limited, Inc. ..............................      16,100           262,430
May Department Stores Co. ..................      17,900           585,330
Sears, Roebuck & Co. .......................      14,500           578,260
TJX Companies, Inc. ........................      14,500           485,170
                                                           ---------------
                                                                 2,708,512
                                                           ---------------
Tires & Rubber Goods-0.5%
The Goodyear Tire & Rubber Co. .............      18,400           535,624
                                                           ---------------

Miscellaneous-1.2%
Brunswick Corp. ............................      10,400           235,040
Fortune Brands, Inc. .......................      14,000           480,900
Newell Rubbermaid, Inc. ....................      16,200           409,374
                                                           ---------------
                                                                 1,125,314
                                                           ---------------
                                                                 8,613,446
                                                           ---------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares             Value
-----------------------------------------------------------------------------

Consumer Staples-6.8%
Beverages - 0.3%
Anheuser-Busch Companies, Inc. .............         800   $        35,200
PepsiCo, Inc. ..............................       6,100           273,036
                                                           ---------------
                                                                   308,236
                                                           ---------------
Foods-2.7%
ConAgra Foods, Inc. ........................      27,800           579,630
H.J. Heinz Co. .............................      11,500           498,065
Hormel Foods Corp. .........................      12,100           285,439
IBP, Inc. ..................................      22,100           415,480
Kellogg Co. ................................      16,800           448,896
Tyson Foods, Inc. Cl.A......................      32,800           417,872
                                                           ---------------
                                                                 2,645,382
                                                           ---------------
Retail - Food-0.4%
SUPERVALU, Inc. ............................      28,100           437,236
                                                           ---------------

Soaps & Household Chemicals-0.8%
Procter & Gamble Co. .......................      11,400           732,336
                                                           ---------------

Sugar Refiners-0.6%
Archer-Daniels-Midland Co. .................      42,400           572,400
                                                           ---------------

Tobacco-2.0%
Philip Morris Companies, Inc. ..............      38,700         1,989,567
                                                           ---------------
                                                                 6,685,157
                                                           ---------------
Consumer Growth-5.8%
Drugs-2.2%
Bristol-Myers Squibb Co. ...................      14,700           797,328
Eli Lilly & Co. ............................       2,300           194,810
Merck & Co., Inc. ..........................       9,700           708,003
Schering-Plough Corp. ......................       9,900           415,305
                                                           ---------------
                                                                 2,115,446
                                                           ---------------
Entertainment-0.4%
Walt Disney Co. ............................      13,400           423,708
                                                           ---------------

Hospital Supplies-2.2%
Abbott Laboratories.........................      10,900           566,582
C.R. Bard, Inc. ............................       5,400           304,830
Johnson & Johnson...........................      13,000         1,260,350
                                                           ---------------
                                                                 2,131,762
                                                           ---------------
Other Medical-0.3%
McKesson HBOC, Inc. ........................       9,700           335,329
                                                           ---------------

Publishing-0.5%
R. R. Donnelly & Sons Co. ..................      14,700           445,410
                                                           ---------------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                           Shares             Value
-----------------------------------------------------------------------------

Radio - TV Broadcasting-0.2%
AT&T Corp.-Liberty Media Group Cl.A(a)......       8,000   $       134,800
Comcast Corp. Cl.A(a).......................       2,100            86,016
                                                           ---------------
                                                                   220,816
                                                           ---------------
                                                                 5,672,471
                                                           ---------------
Industrial Commodities-5.8%
Aluminum-0.3%
Alcan, Inc. (Canada)........................       5,100           228,480
                                                           ---------------

Chemicals-4.0%
Cabot Corp. ................................      13,200           495,132
Dow Chemical Co. ...........................      24,600           880,926
E. I. du Pont de Nemours & Co. .............      17,600           816,640
Eastman Chemical Co. .......................      10,400           525,616
Great Lakes Chemical Corp. .................       6,200           212,350
Hercules, Inc. .............................      13,600           181,696
Lubrizol Corp. .............................       9,100           282,373
PPG Industries, Inc. .......................       4,300           239,080
Praxair, Inc. ..............................       6,000           301,740
                                                           ---------------
                                                                 3,935,553
                                                           ---------------
Containers - 0.3%
Bemis Co., Inc. ............................       4,500           171,045
Owens- Illinois, Inc.(a)....................      19,300           136,258
                                                           ---------------
                                                                   307,303
                                                           ---------------
Paper-1.2%
Kimberly-Clark Corp. .......................         500            30,225
Smurfit-Stone Container Corp.(a)............      29,000           434,130
Temple-Inland, Inc. ........................       8,000           424,880
Westvaco Corp. .............................      12,200           310,368
                                                           ---------------
                                                                 1,199,603
                                                           ---------------
                                                                 5,670,939
                                                           ---------------
Capital Equipment-5.7%
Aerospace & Defense-1.3%
Boeing Co. .................................       4,300           270,427
Goodrich Corp. .............................      11,300           472,114
Rockwell International Corp. ...............       5,300           249,100
TRW, Inc. ..................................       6,700           290,512
                                                           ---------------
                                                                 1,282,153
                                                           ---------------
Auto & Truck Parts-1.1%
Cummins, Inc. ..............................       8,500           359,975
Dana Corp. .................................      22,100           475,592
Eaton Corp. ................................       2,700           211,140
                                                           ---------------
                                                                 1,046,707
                                                           ---------------
Defense-1.1%
Lockheed Martin Corp. ......................      15,100           578,179
Raytheon Co.(a).............................      17,900           532,883
                                                           ---------------
                                                                 1,111,062
                                                           ---------------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                           Shares             Value
-----------------------------------------------------------------------------

Electrical Equipment-1.5%
Cooper Industries, Inc. ....................      12,800   $       486,784
Emerson Electric Co. .......................       4,900           331,779
General Electric Co. .......................       2,500           122,500
Hubbell, Inc. Cl.B..........................      12,000           346,200
Thomas & Betts Corp. .......................      10,200           213,078
                                                           ---------------
                                                                 1,500,341
                                                           ---------------
Machinery-0.2%
Briggs & Stratton Corp. ....................       4,500           194,715
                                                           ---------------

Miscellaneous Capital Goods-0.5%
Minnesota Mining and Manufacturing Co. .....       1,300           154,154
Tyco International, Ltd. (Bermuda)..........       5,100           292,995
                                                           ---------------
                                                                   447,149
                                                           ---------------
                                                                 5,582,127
                                                           ---------------
Technology-2.4%
Computers-1.0%
Hewlett-Packard Co. ........................       6,000           175,920
International Business Machines Corp. ......       2,400           268,320
NCR Corp.(a)................................       6,500           304,785
Quantum Corp.-DLT & Storage Systems(a)......      20,000           239,800
                                                           ---------------
                                                                   988,825
                                                           ---------------
Computer/Instrumentation-0.3%
Arrow Electronics, Inc.(a)..................      13,500           339,930
                                                           ---------------

Miscellaneous Industrial Technology-1.1%
Avnet, Inc. ................................      20,000           492,800
Ingram Micro, Inc. Cl.A(a)..................      21,300           282,225
Tech Data Corp.(a)..........................      10,300           309,206
                                                           ---------------
                                                                 1,084,231
                                                           ---------------
                                                                 2,412,986
                                                           ---------------
Services-1.9%
Railroads-1.9%
Burlington Northern Santa Fe Corp. .........      20,125           625,283
Norfolk Southern Corp. .....................      26,375           584,734
Union Pacific Corp. ........................      11,800           678,500
                                                           ---------------
                                                                 1,888,517
                                                           ---------------
Non-Financial-1.0%
Building Materials-0.2%
Masco Corp. ................................       9,500           221,920
                                                           ---------------

Forest Products-0.2%
Louisiana-Pacific Corp. ....................      18,000           211,500
                                                           ---------------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                               Shares or
                                               Principal
                                                  Amount
Company                                            (000)             Value
-----------------------------------------------------------------------------

Miscellaneous Building-0.6%
National Service Industries, Inc. ..........       8,000   $       202,800
The Sherwin-Williams Co. ...................      15,600           332,904
                                                           ---------------
                                                                   535,704
                                                           ---------------
                                                                   969,124
                                                           ---------------
Total Common Stocks
   (cost $80,939,516).......................                    85,264,256
                                                           ---------------

SHORT-TERM INVESTMENT-11.1%
Time Deposit-11.1%
 State Street Euro Dollar
   3.50%, 6/01/01
   (amortized cost $10,884,000).............     $10,884        10,884,000
                                                           ---------------

Total Investments-98.2%
   (cost $91,823,516).......................                    96,148,256
Other assets less liabilities-1.8%..........                     1,733,562
                                                           ---------------

Net Assets-100%.............................               $    97,881,818
                                                           ===============

(a) Non-income producing security.

    See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 15

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2001 (unaudited)

Assets
Investments in securities, at value (cost $91,823,516)     $    96,148,256
Cash ................................................                  729
Receivable for shares of beneficial interest sold....            5,442,364
Dividends and interest receivable....................              216,314
Deferred offering costs..............................              107,148
                                                           ---------------
Total assets.........................................          101,914,811
                                                           ---------------
Liabilities
Payable for investment securities purchased..........            3,674,971
Advisory fee payable.................................               63,952
Distribution fee payable.............................               51,647
Payable for shares of beneficial interest redeemed...               28,102
Accrued expenses and other liabilities...............              214,321
                                                           ---------------
Total liabilities....................................            4,032,993
                                                           ---------------
Net Assets...........................................      $    97,881,818
                                                           ===============
Composition of Net Assets
Shares of beneficial interest, at par................      $            92
Additional paid-in capital...........................           93,503,290
Undistributed net investment income..................               61,854
Accumulated net realized loss on investments.........               (8,158)
Net unrealized appreciation of investments...........            4,324,740
                                                           ---------------
                                                           $    97,881,818
                                                           ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($30,912,447 / 2,897,026 shares of beneficial
   interest issued and outstanding)..................               $10.67
Sales charge--4.25% of public offering price.........                  .47
                                                                    ------
Maximum offering price...............................               $11.14
                                                                    ======
Class B Shares
Net asset value and offering price per share
   ($44,544,423 / 4,176,412 shares of beneficial
   interest issued and outstanding)..................               $10.67
                                                                    ======
Class C Shares
Net asset value and offering price per share
   ($19,391,060 / 1,818,540 shares of beneficial
   interest issued and outstanding)..................               $10.66
                                                                    ======
Advisor Class Shares
Net asset value, redemption and offering price per
   share ($3,033,888 / 283,797 shares of beneficial
   interest issued and outstanding)..................               $10.69
                                                                    ======

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN VALUE FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
March 29, 2001(a) to May 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
   withheld of $115).................... $       283,842
Interest................................          60,008   $       343,850
                                         ---------------
Expenses
Advisory fee............................          84,085
Distribution fee--Class A...............          10,098
Distribution fee--Class B...............          50,432
Distribution fee--Class C...............          24,129
Organization expenses...................          35,150
Custodian...............................          22,428
Amortization of offering expenses.......          22,348
Administrative..........................          22,000
Transfer agency.........................          11,402
Audit and legal.........................           9,324
Printing................................           6,930
Directors' fees.........................           3,339
Registration............................           1,323
Miscellaneous...........................           1,008
                                         ---------------
Total expenses..........................         303,996
Less: expenses waived by
   Adviser (See Note B).................         (22,000)
                                         ---------------
Net expenses............................                           281,996
                                                           ---------------
Net investment income...................                            61,854
                                                           ---------------
Realized and Unrealized Gain (Loss)
   on Investment Transactions
Net realized loss on investment
   transactions.........................                            (8,158)
Net change in unrealized appreciation/
   depreciation of investments..........                         4,324,740
                                                           ---------------
Net gain on investments.................                         4,316,582
                                                           ---------------
Net Increase in Net Assets
   from Operations......................                   $     4,378,436
                                                           ===============

(a) Commencement of operations.

    See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 17

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                          March 29, 2001(a)
                                                                 to
                                                            May 31, 2001
                                                             (unaudited)
                                                           ===============

Increase (Decrease) in Net Assets
from Operations
Net investment income................................      $        61,854
Net realized loss on investment transactions.........               (8,158)
Net change in unrealized appreciation/
     depreciation of investments.....................            4,324,740
                                                           ---------------
Net increase in net assets from operations...........            4,378,436
Transactions in Shares of Beneficial Interest
Net increase.........................................           93,478,382
                                                           ---------------
Total increase.......................................           97,856,818
Net Assets
Beginning of period..................................               25,000
                                                           ---------------
End of period (including undistributed
     net investment income of $61,854)...............      $    97,881,818
                                                           ===============

(a) Commencement of operations.

    See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of four funds (the "Funds"), the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund. Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Value Fund. The Fund commenced operations on March 29, 2001. The Value Fund (the "Fund") offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares of each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 for each of Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations. Offering expenses of $129,500 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. During the period ended May 31, 2001, the Value Fund repaid $35,150 of organization expenses to the Adviser. At May 31, 2001, there were no expenses waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended May 31, 2001, the Adviser agreed to waive its fees. Such waiver amounted to $22,000.

The Fund compensates Alliance Global Investor Services, Inc., a wholly-owned


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $11,000 for the period ended May 31, 2001.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $11,283 from the sale of Class A shares and $8,567 and $1,640 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the period ended May 31, 2001.

Brokerage commissions paid on investment transactions for the period ended May 31, 2001, amounted to $113,078, of which $65,485 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $943,447 and $110,187 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $83,036,408 and $449,668, respectively, for the period ended May 31, 2001. There were no purchases or sales of U.S. government or government agency obligations for the period ended May 31, 2001.

At May 31, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $4,997,292 and gross unrealized depreciation of investments was $672,552 resulting in net unrealized appreciation of $4,324,740, excluding foreign currency transactions.


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                                     -------------------     ------------------
                                            Shares                  Amount
                                     -------------------     ------------------
                                       March 29, 2001(a)      March 29, 2001(a)
                                         to May 31, 2001        to May 31, 2001
                                             (unaudited)            (unaudited)
                                     ------------------------------------------
Class A
Shares sold                                    3,041,102         $   31,038,030
-------------------------------------------------------------------------------
Shares redeemed                                 (146,556)            (1,499,430)
-------------------------------------------------------------------------------
Net increase                                   2,894,546         $   29,538,600
===============================================================================

Class B
Shares sold                                    4,209,764         $   42,948,255
-------------------------------------------------------------------------------
Shares redeemed                                  (33,362)              (342,890)
-------------------------------------------------------------------------------
Net increase                                   4,176,402         $   42,605,365
===============================================================================

Class C
Shares sold                                    1,863,347         $   18,920,768
-------------------------------------------------------------------------------
Shares redeemed                                  (44,817)              (457,645)
-------------------------------------------------------------------------------
Net increase                                   1,818,530         $   18,463,123
===============================================================================

Advisor Class
Shares sold                                      303,488         $    3,077,699
-------------------------------------------------------------------------------
Shares redeemed                                  (19,691)              (206,405)
-------------------------------------------------------------------------------
Net increase                                     283,797         $    2,871,294
===============================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended May 31, 2001.

(a) Commencement of operations.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 23

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The Period.

                                  -----------   -----------    ---------- -------------
                                    Class A       Class B        Class C  Advisor Class
                                  -----------   -----------    ---------- -------------
                                    March 29,     March 29,     March 29,     March 29,
                                   2001(a) to    2001(a) to    2001(a) to    2001(a) to
                                      May 31,       May 31,       May 31,       May 31,
                                         2001          2001          2001          2001
                                  (unaudited)   (unaudited)   (unaudited)   (unaudited)
                                  -----------------------------------------------------
Net asset value, beginning
  of period .....................      $10.00        $10.00        $10.00        $10.00
                                  -----------------------------------------------------
Income From Investment
  Operations
Net investment income(b)(c) .....         .02           .01           .01           .03
Net realized and unrealized gain
  on investment transactions ....         .65           .66           .65           .66
                                  -----------------------------------------------------
Net increase in net asset value
  from operations ...............         .67           .67           .66           .69
                                  -----------------------------------------------------
Net asset value, end of period ..      $10.67        $10.67        $10.66        $10.69
                                  =====================================================
Total Return
Total investment return based on
  net asset value(d) ............        6.70%         6.70%         6.60%         6.90%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...............     $30,912       $44,544       $19,391        $3,034
Ratio to average net assets of:
  Expenses, net of waivers(e) ...        2.07%         2.74%         2.84%         1.50%
  Expenses, before waivers(e) ...        2.27%         2.94%         3.04%         1.70%
  Net investment income(e) ......         .99%          .36%          .19%         1.52%
Portfolio turnover rate .........           1%            1%            1%            1%

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Net of expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e) Annualized.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN VALUE FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

share

A unit which represents ownership in a mutual fund or stock.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 25

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $433 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 56 of the FORTUNE 100 companies and public retirement funds in 36 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 620 investment professionals in 35 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/01.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o  Low Minimum Investments

   You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o  Automatic Reinvestment

   You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o  Automatic Investment Program

   Build your investment account by having money automatically transferred from your bank account on a regular basis.

o  Dividend Direction Plans

   You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o  Auto Exchange

   You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o  Systematic Withdrawals

   Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o  E-Statements

   Sign up to view your quarterly account statement on-line, rather than wait to receive paper copies in the mail--it's easy, convenient and saves you time and storage space.

o  A Choice of Purchase Plans

   Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o  Telephone Transaction

   Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o  Alliance Answer: 24-Hour Information

   For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o  The Alliance Advance

   A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, including daily pricing, make additional investments, exchange between Alliance funds and view fund performance.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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                                               ALLIANCEBERNSTEIN VALUE FUND o 27

------------------
BOARD OF DIRECTORS
------------------

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block
David H. Dievler
John H. Dobkin
William H. Foulk, Jr.
Clifford L. Michel
Donald J. Robinson

OFFICERS

Kathleen A. Corbet, Senior Vice President
Marilyn G. Fedak, Vice President
Steven Pisarkiewicz, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA, 02110

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll Free: (800) 221-5672


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28 o ALLIANCEBERNSTEIN VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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                                               ALLIANCEBERNSTEIN VALUE FUND o 29

AllianceBernstein Value Fund

1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

BVFSR501